S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jun. 08, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, of the 7,187,500 founder shares owned by our sponsor and DirectorCo, (i) our independent directors collectively have an indirect interest in an aggregate of 90,000 founder shares and (ii) the passive, non-managing members collectively have an indirect interest in an aggregate of 1,166,667 founder shares. No other person has a direct or indirect material interest in our sponsor. Non-managing sponsor investors will have no right to control our sponsor or participate in any decision regarding the disposal of any security held by our sponsor, or otherwise. Each of our independent directors will receive for their services as directors an indirect interest in 30,000 founder shares through membership interests in DirectorCo.